ENTITY WIDE DISCLOSURES (Revenues By Geographic Areas) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Revenues	$ 9,132	$ 8,792	$ 16,338	$ 17,949
Israel [Member]
Segment Reporting Information [Line Items]
Revenues	4,769	4,964	8,931	10,172
North America [Member]
Segment Reporting Information [Line Items]
Revenues	2,269	1,644	3,659	3,163
Netherlands [Member]
Segment Reporting Information [Line Items]
Revenues	1,061	874	1,957	1,788
India [Member]
Segment Reporting Information [Line Items]
Revenues	527	426	786	1,110
Others [Member]
Segment Reporting Information [Line Items]
Revenues	$ 506	$ 884	$ 1,005	$ 1,716